Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Capital expenditure commitments

The Group has commitments amounting to RMB2,225,183 (US$322,621) for the purchase of certain data center equipment and construction in progress as of December 31, 2022, which are scheduled to be paid within one to two years.

Contingencies

In August 2020 (“Termination Date”), Bridge Data centres (Mumbai) LLP (“Bridge Mumbai”), the Company’s subsidiary in India, exercised its rights under the force majeure clause and terminated its construction contact with Sterling & Wilson Private Limited (“S&W”), the contractor of its data center in India. Pursuant to the termination, S&W made a claim against Bridge Mumbai towards amounts payable for work performed through Termination Date, other costs and losses. In turn, Bridge Mumbai also submitted a claim against S&W towards the refund of cash advance payments previously made, and losses caused by S&W including delay in work performed, defective work, and replacement of contractor. In March 2021, Bridge Mumbai submitted a statement of defense. As of December 31, 2022, both parties had completed the pre-trial formalities and the hearings were still on-going. Based on management’s estimation and legal counsel’s advice, RMB30,372 has been accrued and recorded in “Others, net” in the consolidated statement of comprehensive loss for the year ended December 31, 2020, and there were no significant changes to such accrual balance as of December 31, 2021 and 2022.